UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series and Master Institutional Money Market LLC

Funds For Institutions Series:
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC:
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2012

Date of reporting period: 10/31/2011

Item 1 – Report to Stockholders

October 31, 2011

Semi-Annual Report (Unaudited)

Funds For Institutions Series

▶	FFI Premier Institutional Fund

▶	FFI Institutional Fund

▶	FFI Select Institutional Fund

▶	FFI Government Fund

▶	FFI Treasury Fund

▶	FFI Institutional Tax-Exempt Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Dear Shareholder

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic as the US Federal Reserve launched its second round of quantitative easing. Stock markets rallied despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months; however, US stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of October 31, 2011

	6-month	12-month
US large cap equities	(7.11)%	8.09%
(S&P 500® Index)
US small cap equities	(13.76)	6.71
(Russell 2000® Index)
International equities	(14.90)	(4.08)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(15.91)	(7.72)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.04	0.13
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	12.11	7.79
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	4.98	5.00
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	5.56	3.78
bonds (Barclays Capital
Municipal Bond Index)
US high yield bonds	(0.95)	5.16
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2011

Throughout the six-month period ended October 31, 2011, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25%. In June 2011, the FOMC completed its program under which it purchased $600 billion of longer-term US Treasury securities for the purpose of keeping interest rates low. Following its August 9th meeting, the FOMC announced its intention to keep rates low through mid-2013. At its September 21st meeting, the FOMC noted that recent data indicates that economic growth remained slow and inflation had moderated since earlier in the year. Considering these conditions, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing an additional $400 billion of long-term Treasury bonds and selling an equal amount of short-term Treasury securities before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated in mid-2011 as fiscal problems spread from the peripheral countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core European economies of France and Germany. In June, the European Central Bank (“ECB”) sought to improve liquidity conditions by extending the expiration of its long-term refinancing operations until September 2011. The US Federal Reserve Bank lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. In September, the ECB announced that it would offer three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end. Later in the period, the ECB announced additional long-term refinancing operations to be conducted in October and December 2011 also to alleviate year-end funding pressures.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) would be increased to 440 billion euros. It was also proposed that the scope of the EFSF be broadened to provide additional funds to recapitalize euro-zone banks and to purchase sovereign debt of fiscally challenged countries in the secondary market. In mid-October, EU members agreed upon a preliminary framework of measures to restore confidence and overcome the region’s fiscal challenges. These measures included an additional increase in the lending capacity of the EFSF, higher capital requirements for European banks, and private sector creditors voluntarily writing down 50% of their Greek sovereign debt holdings, along with several proposals for structural reform.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.18% during the six-month period, due in large part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.69% at the end of October from 0.55% at the end of April.

In the short-term tax-exempt market, money funds continued to endure a low interest rate environment and a declining asset base. Outflows dragged tax-exempt money fund assets down 7.3% during the six-month period to $284.4 billion as of October 31, 2011. The benchmark Securities Industry and Financials Markets Association Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand obligations (as calculated by Municipal Market Data), declined sharply during the period as a result of increasing demand in a lower-supply environment. Rates averaged 0.17% for the six months, ranging from 0.23% down to 0.07%, an all-time low for the index.

Demand for variable rate demand notes was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 and total issuance year-to-date is lower than the same period in 2010. Lower issuance in 2011 is attributable mainly to two factors: a credit environment in which it is difficult for marginal-quality credits to come to market and a fiscal austerity movement at the local municipal government level.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

          Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Fund Information as of October 31, 2011	Funds For Institutions Series

FFl Premier Institutional Fund

FFl Premier Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2011	0.12%	0.12%

FFl Institutional Fund

FFI Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2011	0.02%	0.06%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2011	0.08%	0.13%

FFI Government Fund

FFI Government Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2011	(0.01)%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	52%
US Government Sponsored Agency Obligations	46
US Treasury Obligations	2
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the US Treasury.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2011	0.00%	0.02%

Portfolio Composition	Percent of Net Assets
US Treasury Obligations	114%
Liabilities in Excess of Other Assets	(14)
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”), a series of Funds For Institutions Series (“FFI” or the “Trust”), investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2011	0.01%	0.01%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration or advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2011 and held through October 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.50	$0.80	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,000.20	$1.16	0.23%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.40	$0.91	0.18%
FFI Government Fund	$1,000.00	$1,000.00	$0.65	0.13%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.25	0.05%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.20	$0.85	0.17%
Hypothetical (5% annual return before expenses)[3]
FFI Premier Institutional Fund[2]	$1,000.00	$1,024.32	$0.81	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,023.97	$1.17	0.23%
FFI Select Institutional Fund[2]	$1,000.00	$1,024.23	$0.92	0.18%
FFI Government Fund	$1,000.00	$1,024.46	$0.66	0.13%
FFI Treasury Fund	$1,000.00	$1,024.89	$0.25	0.05%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,024.29	$0.87	0.17%

[1]	Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Because the Fund is a feeder fund, the expense table examples reflect the expenses of both the Fund and the Master Portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments October 31, 2011 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 1.13%, 7/30/12	$7,000	$7,048,574
Fannie Mae Discount Notes (a):
0.15%, 1/17/12	25,000	24,991,979
0.20%, 1/18/12	40,825	40,807,309
0.14%, 1/19/12	40,000	39,987,711
0.15%, 1/31/12	20,000	19,992,417
0.10%, 2/13/12	30,000	29,991,333
0.10%, 2/16/12	25,000	24,992,569
0.10% – 0.15%, 3/01/12	45,000	44,980,674
0.14% – 0.23%, 7/16/12	45,500	45,444,208
0.14%, 8/01/12	25,000	24,973,361
0.19%, 10/01/12	20,000	19,964,639
Fannie Mae Variable Rate Notes (b):
0.28%, 12/20/12	10,000	10,005,785
0.24%, 1/10/13	25,000	24,993,985
0.20%, 5/17/13	10,000	9,995,242
Federal Farm Credit Bank Bond, 0.47%, 11/30/11	14,250	14,253,691
Federal Farm Credit Bank Discount Note, 0.13%, 1/24/12 (a)	10,000	9,996,967
Federal Farm Credit Bank Variable Rate Notes (b):
0.11%, 12/16/11	40,000	39,999,507
0.22%, 4/26/12	10,000	9,998,528
0.36%, 1/25/13	10,650	10,650,663
Federal Home Loan Bank Bonds:
0.10%, 11/23/11	10,000	9,999,683
0.32%, 12/01/11	30,000	29,999,384
0.12%, 2/06/12	100,000	99,987,774
0.13%, 2/15/12	85,000	84,994,243
0.12%, 2/27/12	125,000	124,984,358
0.13%, 3/30/12	15,000	14,998,671
0.11%, 4/23/12	25,000	24,993,158
0.15%, 5/01/12	40,000	39,999,594
0.13%, 5/10/12	11,000	10,996,123
0.12%, 5/17/12	10,000	9,995,510
0.15%, 5/25/12	10,000	9,997,585
0.17%, 7/16/12	15,000	14,998,710
0.15%, 7/30/12	50,000	49,987,879
0.25%, 8/17/12	40,000	40,008,304
Federal Home Loan Bank Discount Note, 0.15%, 1/25/12 (a)	20,000	19,992,917
Federal Home Loan Bank Variable Rate Notes (b):
0.22%, 1/23/12	25,000	24,998,564
0.20%, 11/26/12	30,000	29,991,983
Freddie Mac Discount Notes (a):
0.21%, 1/23/12	25,915	25,902,453
0.10%, 2/16/12	20,000	19,994,056
0.10%, 2/23/12	15,000	14,995,250
0.14%, 3/20/12	50,000	49,972,778
Freddie Mac Variable Rate Notes (b):
0.21%, 4/03/12	50,000	49,991,440
0.22%, 5/11/12	50,000	49,986,854
0.20%, 8/10/12	20,000	19,998,617
0.24%, 1/24/13	50,000	49,975,167
0.21%, 3/21/13	15,000	14,991,604
0.30%, 9/03/13	30,000	29,988,856
0.18%, 9/13/13	50,000	49,943,369
Total US Government Sponsored Agency Obligations — 45.6%		1,469,734,026

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.30%, 12/15/11	$25,000	$24,990,986
0.26%, 3/08/12	25,000	24,976,889
US Treasury Note, 0.88%, 1/31/12	30,000	30,054,900
Total US Treasury Obligations — 2.5%		80,022,775

Repurchase Agreements
Barclays Capital, Inc., 0.09%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $50,000,125, collateralized by a US Treasury Note, 4.00% due 8/15/18, par and fair values of $43,679,900 and $51,000,108, respectively)	50,000	50,000,000
Citigroup Global Markets, Inc., 0.13%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $95,000,343, collateralized by various US Government Sponsored Agency Obligations, 1.22% – 4.50% due 8/16/37 – 12/25/40, par and fair values of $264,148,525 and $101,650,000, respectively)	95,000	95,000,000
Credit Suisse Securities (USA), LLC, 0.08%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $105,000,233, collateralized by a US Treasury Note, 2.38% due 6/30/18, par and fair values of $101,595,000 and $107,100,243, respectively)	105,000	105,000,000
Deutsche Bank Securities, Inc., 0.11%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $25,000,076, collateralized by various US Government Sponsored Agency Obligations, 0.75% – 1.00% due 6/30/14 – 10/26/26, par and fair values of $25,564,000 and $25,500,525, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.12%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $25,000,083, collateralized by various US Government Sponsored Agency Obligations, 0.00% – 6.50% due 3/25/24 – 1/25/49, par and fair values of $281,315,364 and $26,750,000, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.12%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $70,000,233, collateralized by various US Treasury Notes, 4.00% – 4.50% due 7/01/30 – 11/01/30, par and fair values of $78,524,555 and $72,100,000, respectively)	70,000	70,000,000
Deutsche Bank Securities, Inc., 0.23%, 11/02/11 (Purchased on 8/03/11 to be repurchased at $70,040,697, collateralized by various US Government Sponsored Agency Obligations, 3.26% – 7.00% due 10/25/31 – 2/01/41, par and fair values of $212,596,252 and $72,441,519, respectively)	70,000	70,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	7

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.23%, 11/02/11 (Purchased on 8/03/11 to be repurchased at $100,057,500, collateralized by various US Treasury Notes, 2.25% – 6.37% due 12/16/36 – 6/01/41, par and fair values of $105,050,392 and $102,604,821, respectively)	$100,000	$100,000,000
Goldman Sachs & Co., 0.11%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $50,000,153, collateralized by various US Government Sponsored Agency Obligations, 4.00% – 5.50% due 12/01/21 – 9/01/38, par and fair values of $95,786,387 and $51,500,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.11%, 11/01/11 (Purchased on 10/25/11 to be repurchased at $200,004,278, collateralized by various US Government Sponsored Agency Obligations, 4.50% – 5.00% due 7/15/40 – 9/15/40, par and fair values of $221,338,912 and $204,000,001, respectively)	200,000	200,000,000
Goldman Sachs & Co., 0.10%, 11/03/11 (Purchased on 10/27/11 to be repurchased at $50,000,972, collateralized by various US Government Sponsored Agency Obligations, 4.00% – 6.50% due 12/15/24 – 1/15/40, par and fair values of $322,384,193 and $51,000,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.10%, 11/04/11 (Purchased on 10/28/11 to be repurchased at $100,001,944, collateralized by various US Government Sponsored Agency Obligations, 4.00% – 6.50% due 5/20/26 – 12/20/40, par and fair values of $241,280,719 and $102,000,000, respectively)	100,000	100,000,000
HSBC Securities (USA), Inc., 0.08%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $40,291,090, collateralized by a US Treasury Note, 2.63% due 11/15/20, par and fair values of $39,135,000 and $41,098,993, respectively)	40,291	40,291,000
HSBC Securities (USA), Inc., 0.13%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $50,000,181, collateralized by a US Treasury Note, 4.50% due 5/01/41, par and fair values of $52,705,000 and $51,502,784, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.09%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $49,512,124, collateralized by a US Treasury Note, 2.63% due 8/15/20, par and fair values of $48,235,000 and $50,504,577, respectively)	49,512	49,512,000
Merrill Lynch, 0.12%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $50,000,167, collateralized by various US Government Sponsored Agency Obligations, 2.50% due 6/20/38 – 10/20/38, par and fair values of $55,153,816 and $53,500,000, respectively)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co., Inc., 0.10%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $203,451,565, collateralized by a US Treasury Note, 2.38% due 6/30/18, par and fair values of $196,853,000 and $207,520,106, respectively)	$203,451	$203,451,000
Morgan Stanley & Co., Inc., 0.13%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $25,000,090, collateralized by various US Government Sponsored Agency Obligations, 5.00% – 5.95% due 10/01/37 – 2/01/41, par and fair values of $56,198,298 and $25,750,001, respectively)	25,000	25,000,000
Morgan Stanley & Co., Inc., 0.18%, 1/12/12 (Purchased on 9/12/11 to be repurchased at $100,061,000, collateralized by various US Government Sponsored Agency Obligations, 4.00% – 6.50% due 5/01/25 – 9/01/41, par and fair values of $185,627,086 and $103,059,272, respectively)	100,000	100,000,000
RBS Securities Inc., 0.11%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $75,000,229, collateralized by various US Government Sponsored Agency Obligations, 3.50% due 12/01/25 – 9/01/26, par and fair values of $77,747,472 and $77,250,849, respectively)	75,000	75,000,000
UBS Securities LLC, 0.12%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $138,187,461, collateralized by Fannie Mae, 4.50% – 5.00% due 7/01/40 – 6/01/41, par and fair values of $145,921,762 and $142,332,610, respectively)	138,187	138,187,000
Total Repurchase Agreements — 51.9%		1,671,441,000
Total Investments (Cost — $3,221,197,801*) — 100.0%		3,221,197,801
Other Assets Less Liabilities — 0.0%		608,648
Net Assets — 100.0%		$3,221,806,449

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (concluded)	FFI Government Fund

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements. The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,221,197,801	—	$3,221,197,801

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	9

Schedule of Investments October 31, 2011 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.00% – 0.09%, 11/03/11	$464,328	$464,327,547
0.01%, 11/10/11	275,000	274,999,312
0.02% – 0.03%, 11/17/11	267,000	266,997,331
0.01% – 0.02%, 11/25/11	458,482	458,478,450
0.01% – 0.02%, 12/01/11	416,804	416,799,478
0.04%, 12/08/11	50,000	49,998,201
0.30%, 12/15/11	30,000	29,989,183
0.01%, 12/22/11	75,000	74,998,938
0.03% – 0.09%, 1/05/12	185,000	184,984,562
0.02%, 1/12/12	145,000	144,994,200
0.03%, 1/19/12	300,000	299,980,798
0.02% – 0.03%, 1/26/12	200,000	199,986,258
0.02% – 0.03%, 2/02/12	195,000	194,989,526
0.05%, 2/23/12	10,000	9,998,575
0.05%, 3/01/12	36,500	36,494,479
0.07%, 3/08/12	50,000	49,988,000
0.05%, 3/15/12	100,000	99,980,875
0.10%, 8/23/12	15,000	14,988,283
US Treasury Notes:
1.75%, 11/15/11	145,000	145,094,538
0.88%, 1/31/12	65,000	65,127,412
0.88%, 2/29/12	139,500	139,876,818
1.00%, 4/30/12	40,000	40,177,430
1.38%, 5/15/12	15,000	15,090,311
4.13%, 8/31/12	10,000	10,329,128
Total Investments (Cost — $3,688,669,633*) — 113.6%		3,688,669,633
Liabilities in Excess of Other Assets — (13.6)%		(440,469,989)
Net Assets — 100.0%		$3,248,199,644

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,688,669,633	—	$3,688,669,633

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Statements of Assets and Liabilities	Funds For Institutions Series

October 31, 2011 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund
Assets
Investments at value — Master Premier Institutional Portfolio[1]	$9,731,563,249	—	—	—	—	—
Investments at value — Master Institutional Portfolio[1]	—	$3,221,617,907	$3,840,634,918	—	—	—
Investments at value — unaffiliated[2]	—	—	—	$1,549,756,801	$3,688,669,633	—
Investments at value — Master Institutional Tax-Exempt Portfolio[1]	—	—	—	—	—	$3,618,430,963
Repurchase agreements at value — unaffiliated[3]	—	—	—	1,671,441,000	—	—
Cash	—	—	—	618,925	22,282,477	—
Reimbursement from administrator	—	—	—	—	—	590,765
Interest receivable	—	—	—	563,546	1,690,495	—
Prepaid expenses	331,963	314,141	72,288	88,602	98,527	221,617
Total assets	9,731,895,212	3,221,932,048	3,840,707,206	3,222,468,874	3,712,741,132	3,619,243,345

Liabilities
Investments purchased payable	—	—	—	—	464,288,224	—
Administration fees payable	855,263	421,530	283,657	—	—	268,715
Professional fees payable	205,574	111,648	49,232	71,098	64,193	67,638
Income dividends payable	170,819	5,335	34,281	705	203	6,502
Officer’s and Directors’ fees payable	5,070	3,550	3,626	19,366	16,665	6,366
Investment advisory fees payable	—	—	—	357,150	36,526	—
Other accrued expenses payable	162,890	261,807	44,042	214,106	135,677	183,883
Total liabilities	1,399,616	803,870	414,838	662,425	464,541,488	533,104
Net Assets	$9,730,495,596	$3,221,128,178	$3,840,292,368	$3,221,806,449	$3,248,199,644	$3,618,710,241

Net Assets Consist of
Paid-in capital	$9,731,564,213	$3,220,644,752	$3,839,951,068	$3,221,644,007	$3,248,108,070	$3,618,643,358
Undistributed net investment income	8,229	3,619	2,616	1,401	707	4,693
Accumulated net realized gain (loss)	(1,076,846)	479,807	338,684	161,041	90,867	62,190
Net Assets, $1.00 net asset value per share[4]	$9,730,495,596	$3,221,128,178	$3,840,292,368	$3,221,806,449	$3,248,199,644	$3,618,710,241
[1] Investments at cost — affiliated	$9,731,563,249	$3,221,617,907	$3,840,634,918	—	—	$3,618,430,963
[2] Investments at cost — unaffiliated	—	—	—	$1,549,756,801	$3,688,669,633	—
[3] Repurchase agreements at cost — unaffiliated	—	—	—	$1,671,441,000	—	—
[4] Shares outstanding	9,731,564,213	3,220,644,752	3,839,951,068	3,221,644,007	3,248,108,070	3,616,320,024

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	11

Statements of Operations	Funds For Institutions Series

Six Months Ended October 31, 2011 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund
Investment Income
Interest	—	—	—	$2,297,431	$697,043	—
Net investment income allocated from the applicable Master Portfolio:
Interest	$14,585,721	$5,064,217	$4,397,370	—	—	$4,679,999
Expenses	(3,134,133)	(1,133,284)	(974,379)	—	—	(1,271,369)
Total income	11,451,588	3,930,933	3,422,991	2,297,431	697,043	3,408,630

Expenses
Administration	5,591,202	2,912,408	2,179,813	—	—	3,240,742
Transfer agent	193,566	337,803	57,432	122,896	83,898	219,867
Insurance	108,321	73,393	32,880	25,460	18,111	60,494
Printing	22,026	22,419	11,553	8,280	6,120	17,313
Registration	20,620	22,600	21,880	22,240	22,060	25,840
Professional	11,568	11,108	33,628	21,156	18,432	43,204
Officer and Directors	3,224	1,668	1,712	19,240	15,152	1,440
Investment advisory	—	—	—	5,029,489	4,443,737	—
Custodian	—	—	—	115,428	67,384	—
Miscellaneous	24,036	37,255	19,920	29,500	22,544	33,758
Total expenses	5,974,563	3,418,654	2,358,818	5,393,689	4,697,438	3,642,658
Less fees waived and/or reimbursed by administrator	—	(65,150)	(315,058)	—	—	(1,284,595)
Less fees waived by advisor	—	—	—	(3,219,208)	(4,000,865)	—
Total expenses after fees waived	5,974,563	3,353,504	2,043,760	2,174,481	696,573	2,358,063
Net investment income	5,477,025	577,429	1,379,231	122,950	470	1,050,567

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	108,977	95,654	85,984	—	—	18,247
Net realized gain from investments	—	—	—	64,775	41,174	—
Net Increase in Net Assets Resulting from Operations	$5,586,002	$673,083	$1,465,215	$187,725	$41,644	$1,068,814

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$5,477,025	$25,835,203	$577,429	$11,077,628
Net realized gain	108,977	1,113,571	95,654	413,047
Net increase in net assets resulting from operations	5,586,002	26,948,774	673,083	11,490,675

Dividends and Distributions to Shareholders From
Net investment income	(5,477,025)	(25,826,974)	(577,429)	(11,074,009)
Net realized gain	—	—	(90,670)	(2,550,370)
Decrease in net assets resulting from dividends and distributions to shareholders	(5,477,025)	(25,826,974)	(668,099)	(13,624,379)

Capital Share Transactions
Net proceeds from sale of shares	22,616,541,830	62,841,244,707	4,499,051,356	28,946,863,650
Reinvestment of dividends and distributions	4,334,988	20,132,760	627,280	12,444,802
Cost of shares redeemed	(24,175,029,946)	(63,760,147,675)	(5,874,029,485)	(31,145,384,201)
Net decrease in net assets derived from capital share transactions	(1,554,153,128)	(898,770,208)	(1,374,350,849)	(2,186,075,749)

Net Assets
Total decrease in net assets	(1,554,044,151)	(897,648,408)	(1,374,345,865)	(2,188,209,453)
Beginning of period	11,284,539,747	12,182,188,155	4,595,474,043	6,783,683,496
End of period	$9,730,495,596	$11,284,539,747	$3,221,128,178	$4,595,474,043
Undistributed net investment income	$8,229	$8,229	$3,619	$3,619

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	13

Statements of Changes in Net Assets (continued)	Funds For Institutions Series

	FFI Select Institutional Fund		FFI Government Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$1,379,231	$11,865,368	$122,950	$2,047,874
Net realized gain	85,984	369,560	64,775	112,949
Net increase in net assets resulting from operations	1,465,215	12,234,928	187,725	2,160,823

Dividends and Distributions to Shareholders From
Net investment income	(1,379,231)	(11,862,752)	(122,950)	(2,046,473)
Net realized gain	(112,370)	(429,041)	(40,027)	(760,480)
Decrease in net assets resulting from dividends and distributions to shareholders	(1,491,601)	(12,291,793)	(162,977)	(2,806,953)

Capital Share Transactions
Net proceeds from sale of shares	17,662,821,218	53,644,945,255	9,095,848,522	26,528,353,245
Reinvestment of dividends and distributions	1,305,189	9,739,014	155,662	2,517,604
Cost of shares redeemed	(18,518,562,481)	(53,355,773,797)	(8,910,102,476)	(28,475,217,873)
Net increase (decrease) in net assets derived from capital share transactions	(854,436,074)	298,910,472	185,901,708	(1,944,347,024)

Net Assets
Total increase (decrease) in net assets	(854,462,460)	298,853,607	185,926,456	(1,944,993,154)
Beginning of period	4,694,754,828	4,395,901,221	3,035,879,993	4,980,873,147
End of period	$3,840,292,368	$4,694,754,828	$3,221,806,449	$3,035,879,993
Undistributed net investment income	$2,616	$2,616	$1,401	$1,401

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax-Exempt Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$470	$1,611	$1,050,567	$13,704,076
Net realized gain	41,174	182,480	18,247	395,094
Net increase in net assets resulting from operations	41,644	184,091	1,068,814	14,099,170

Dividends and Distributions to Shareholders From
Net investment income	(470)	(904)	(1,050,567)	(13,699,383)
Net realized gain	(34,620)	(215,777)	—	(243,902)
Decrease in net assets resulting from dividends and distributions to shareholders	(35,090)	(216,681)	(1,050,567)	(13,943,285)

Capital Share Transactions
Net proceeds from sale of shares	3,183,124,726	4,139,779,253	5,504,769,304	16,871,384,647
Reinvestment of dividends and distributions	34,812	213,053	926,825	12,993,593
Cost of shares redeemed	(2,575,913,312)	(6,171,015,412)	(7,037,949,174)	(22,527,550,631)
Net increase (decrease) in net assets derived from capital share transactions	607,246,226	(2,031,023,106)	(1,532,253,045)	(5,643,172,391)

Net Assets
Total increase (decrease) in net assets	607,252,780	(2,031,055,696)	(1,532,234,798)	(5,643,016,506)
Beginning of period	2,640,946,864	4,672,002,560	5,150,945,039	10,793,961,545
End of period	$3,248,199,644	$2,640,946,864	$3,618,710,241	$5,150,945,039
Undistributed net investment income	$707	$707	$4,693	$4,693

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	15

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0005	0.0022	0.0028	0.0209	0.0473	0.0512
Net realized gain	—	0.0001	—	—	—	—
Net increase from investment operations	0.0005	0.0023	0.0028	0.0209	0.0473	0.0512
Dividends from net investment income	(0.0005)	(0.0022)	(0.0028)	(0.0209)	(0.0473)	(0.0512)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.05%[2]	0.22%	0.28%	2.11%	4.83%	5.24%

Ratios to Average Net Assets[3]
Total expenses	0.16%[4]	0.16%	0.18%	0.18%	0.16%	0.16%
Total expenses after fees waived	0.16%[4]	0.16%	0.18%	0.18%	0.16%	0.11%
Net investment income	0.10%[4]	0.22%	0.29%	2.16%	4.63%	5.13%

Supplemental Data
Net assets, end of period (000)	$9,730,496	$11,284,540	$12,182,188	$17,312,092	$32,406,176	$19,908,646

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0002	0.0017	0.0023	0.0204	0.0467	0.0505
Net realized gain	—	0.0003	—	—	—	—
Net increase from investment operations	0.0002	0.0020	0.0023	0.0204	0.0467	0.0505
Dividends and distributions from:
Net investment income	(0.0002)	(0.0017)	(0.0023)	(0.0204)	(0.0467)	(0.0505)
Net realized gain	—	(0.0003)	—	—	—	—
Total dividends and distributions	(0.0002)	(0.0020)	(0.0023)	(0.0204)	(0.0467)	(0.0505)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.02%[2]	0.20%	0.23%	2.06%	4.77%	5.17%

Ratios to Average Net Assets[3]
Total expenses	0.23%[4]	0.22%	0.24%	0.24%	0.22%	0.22%
Total expenses after fees waived	0.23%	0.22%	0.24%	0.24%	0.22%	0.22%
Net investment income	0.03%[4]	0.17%	0.26%	2.03%	4.59%	5.07%

Supplemental Data
Net assets, end of period (000)	$3,221,128	$4,595,474	$6,783,683	$23,356,339	$27,287,307	$20,368,666

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	17

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund
	Six Months Ended October 31, 2011 (Unaudited)				Period February 4, 2008[1] to April 30, 2008

		Year Ended April 30,
		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0004	0.0020	0.0027	0.0207	0.0082
Net realized gain	—	0.0001	—	—	—
Net increase from investment operations	0.0004	0.0021	0.0027	0.0207	0.0082
Dividends and distributions from:
Net investment income	(0.0004)	(0.0020)	(0.0027)	(0.0207)	(0.0082)
Net realized gain	—	(0.0001)	—	—	—
Total dividends and distributions	(0.0004)	(0.0021)	(0.0027)	(0.0207)	(0.0082)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Total investment return	0.04%[3]	0.21%	0.27%	2.09%	0.82%[3]

Ratios to Average Net Assets[4]
Total expenses	0.20%[5]	0.18%	0.18%	0.21%	0.18%[5]
Total expenses after fees waived	0.18%[5]	0.18%	0.18%	0.21%	0.18%[5]
Net investment income	0.08%[5]	0.21%	0.24%	2.04%	3.34%[5]

Supplemental Data
Net assets, end of period (000)	$3,840,292	$4,694,755	$4,395,901	$2,625,408	$2,319,487

[1]	Commencement of operations.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0005	0.0012	0.0141	0.0435	0.0495
Dividends and distributions from:
Net investment income	(0.0000)	(0.0005)	(0.0012)	(0.0141)	(0.0435)	(0.0495)
Net realized gain	—	(0.0002)	—	—	—	—
Total dividends and distributions	(0.0000)	(0.0007)	(0.0012)	(0.0141)	(0.0435)	(0.0495)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.07%	0.12%	1.42%	4.44%	5.06%

Ratios to Average Net Assets
Total expenses	0.33%[3]	0.33%	0.34%	0.35%	0.32%	0.34%
Total expenses after fees waived	0.13%[3]	0.22%	0.23%	0.24%	0.21%	0.22%
Net investment income	0.01%[3]	0.05%	0.12%	1.26%	4.06%	4.97%

Supplemental Data
Net assets, end of period (000)	$3,221,806	$3,035,880	$4,980,873	$11,707,716	$9,072,522	$2,815,784

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	19

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0001	0.0076	0.0346	0.0476
Net realized gain	—	0.0001	—	—	—	—
Net increase from investment operations	0.0000	0.0001	0.0001	0.0076	0.0346	0.0476
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0001)	(0.0076)	(0.0346)	(0.0476)
Net realized gain	—	(0.0001)	—	—	—	(0.0000)
Total dividends and distributions	(0.0000)	(0.0001)	(0.0001)	(0.0076)	(0.0346)	(0.0476)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.01%	0.77%	3.51%	4.87%

Ratios to Average Net Assets
Total expenses	0.33%[3]	0.33%	0.34%	0.33%	0.32%	0.35%
Total expenses after fees waived	0.05%[3]	0.16%	0.17%	0.22%	0.21%	0.23%
Net investment income	0.00%[3,4]	0.00%[4]	0.00%	0.68%	2.74%	4.76%

Supplemental Data
Net assets, end of period (000)	$3,248,200	$2,640,947	$4,672,003	$9,875,165	$9,627,231	$1,349,189

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

[4]	Amount is less than 0.01%.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0002	0.0017	0.0028	0.0150	0.0314	0.0341
Dividends and distributions from:
Net investment income	(0.0002)	(0.0017)	(0.0028)	(0.0150)	(0.0314)	(0.0341)
Net realized gain	—	—	—	—	(0.0000)	—
Total dividends and distributions	(0.0002)	(0.0017)	(0.0028)	(0.0150)	(0.0314)	(0.0341)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.02%[2]	0.17%	0.28%	1.51%	3.18%	3.47%

Ratios to Average Net Assets[3]
Total expenses	0.23%[4]	0.22%	0.23%	0.24%	0.22%	0.22%
Total expenses after fees waived	0.17%[4]	0.22%	0.23%	0.24%	0.22%	0.22%
Net investment income	0.05%[4]	0.18%	0.28%	1.55%	3.13%	3.41%

Supplemental Data
Net assets, end of period (000)	$3,618,710	$5,150,945	$10,793,962	$14,886,326	$17,518,515	$14,911,825

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[4]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	21

Notes to Financial Statements (Unaudited)	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”).

Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of October 31, 2011, the percentage of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of October 31, 2011, the percentage of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 46% and 54%, respectively. The performance of the Feeder Funds is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on each Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by each of the Master Portfolios is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Repurchase Agreements: Government Fund and Treasury Fund may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, contributions to and withdrawals from the applicable Master Portfolio are accounted for on a trade date basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities is recorded on the accrual basis. The Feeder Funds record daily their proportionate share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, each Feeder Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Notes to Financial Statements (continued)	Funds For Institutions Series

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2011. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

BlackRock Advisors, LLC (the “Manager” or the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to an investment advisory agreement with the Trust, and as the Administrator to the Feeder Funds pursuant to an administrative agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund and Treasury Fund and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

First $500 million	0.350%
$500 million – $750 million	0.335%
$750 million – $1 billion	0.320%
Greater than $1 billion	0.300%

The Manager voluntarily agreed to waive a portion of its investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager and/or Administrator voluntarily agreed to waive and/or reimburse a portion of its advisory and/or administration fees to enable Institutional Fund, Select Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum daily net investment income dividend. This amount is included in or shown as fees waived by advisor or fees waived by administrator in the Statements of Operations.

The Manager, with respect to Government Fund and Treasury Fund, entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee for Select Institutional Fund, the Administrator has agreed to pay all other ordinary expenses of the Fund other than the Fund’s pro rata portion of the investment advisory fee of the Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	23

Notes to Financial Statements (concluded)	Funds For Institutions Series

does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or Directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of April 30 2011, Premier Institutional Fund had capital loss carryforwards in the amount of $1,185,823, all of which are due to expire on April 30, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after April 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Portfolio Summary as of October 31, 2011	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	38%
Commercial Paper	23
US Government Sponsored Agency Obligations	17
Repurchase Agreements	17
Time Deposits	3
US Treasury Obligations	1
Corporate Notes	1
Total	100%

Master Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	42%
Commercial Paper	28
Repurchase Agreements	14
US Government Sponsored Agency Obligations	9
Time Deposits	4
Corporate Notes	2
US Treasury Obligations	1
Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	82%
Fixed Rate Notes	8
Tax-Exempt Commercial Paper	6
Put Bonds	3
Other Assets Less Liabilities	1
Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	25

Schedule of Investments October 31, 2011 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Bank of Montreal, Chicago, 0.35%, 11/23/11 (b)	$25,000	$24,999,847
Bank of Nova Scotia, Houston:
0.30%, 12/19/11	200,000	200,000,000
0.25%, 12/21/11	45,000	45,000,000
0.30%, 1/13/12	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.33%, 12/08/11	200,000	200,000,000
0.34%, 1/12/12	200,000	200,000,000
BNP Paribas SA, NY, 0.60%, 11/03/11	262,000	262,000,000
Credit Suisse, NY, 0.29%, 11/10/11	100,000	100,000,000
Lloyd’s TSB Bank Plc, NY:
0.40%, 11/14/11 (b)	75,000	75,000,000
0.44%, 2/03/12 (c)	122,500	122,500,000
Mizuho Corporate Bank Ltd., NY, 0.27%, 12/08/11	225,000	225,000,000
National Australia Bank, NY:
0.32%, 1/19/12	175,000	175,000,000
0.33%, 2/10/12 (b)	57,000	57,000,000
National Australia Bank Ltd., EURO-CD, 0.28%, 12/12/11	150,000	150,000,427
Nordea Bank Finland Plc, NY, 0.26%, 11/21/11	150,000	150,000,000
Norinchukin Bank, NY:
0.18%, 11/01/11	360,000	360,000,000
0.18%, 11/03/11	140,000	140,000,000
Rabobank Nederland NV, NY, 0.43%, 3/01/12	166,500	166,500,000
Royal Bank of Canada, NY (b):
0.28%, 11/10/11	50,000	50,000,000
0.32%, 2/29/12	129,250	129,250,000
0.40%, 4/10/12	75,000	75,000,000
0.30%, 5/16/12	162,000	162,000,000
Société Générale, NY (b):
0.37%, 11/21/11	24,500	24,500,000
0.40%, 11/21/11	30,000	30,000,000
Sumitomo Trust & Banking Co. Ltd.,NY, 0.15%, 11/02/11	200,000	200,000,000
Toronto-Dominion Bank, NY:
0.23%, 12/21/11	100,000	100,000,000
0.32%, 1/12/12 (b)	58,500	58,500,000
UBS AG, Stamford, 0.29%, 11/10/11 (b)	61,000	61,000,000
Total Certificates of Deposit — 38.2%		3,718,250,274

Commercial Paper
Barclays Bank Plc Collateralized Series, 0.27%, 11/07/11 (d)	200,000	199,991,000
Barclays US Funding, LLC, 0.30%, 12/23/11 (d)	212,000	211,908,133
Commonwealth Bank of Australia, 0.24%, 11/10/11 (d)	100,000	99,994,000
Credit Suisse, NY (d):
0.27%, 11/03/11	75,000	74,998,875
0.33%, 12/01/11	123,000	122,966,175
0.37%, 12/27/11	100,000	99,942,444
0.39%, 1/05/12	84,500	84,440,498
ING (US) Funding LLC, 0.30%, 11/10/11 (d)	80,000	79,994,000
JPMorgan Chase & Co., 0.27%, 3/16/12 (b)	70,000	70,000,000
Kells Funding LLC (b):
0.33%, 2/15/12	71,500	71,500,000
0.37%, 3/08/12	87,000	87,000,000

Commercial Paper	Par (000)	Value
MetLife Short Term Funding, 0.31%, 1/13/12 (d)	$18,300	$18,288,496
Nordea North America, Inc. (d):
0.25%, 11/14/11	150,000	149,986,458
0.37%, 1/19/12	125,000	124,899,879
0.37%, 1/23/12	45,000	44,961,613
Thames Asset Global Securitization No. 1, 0.35%, 12/01/11 (d)	135,000	134,960,625
UBS Finance Delaware LLC, 0.20%, 11/18/11 (d)	300,000	299,971,667
Westpac Banking Corp. (b):
0.32%, 1/06/12	120,500	120,500,000
0.42%, 1/13/12	130,000	130,000,000
Total Commercial Paper — 22.9%		2,226,303,863

Corporate Notes
JPMorgan Chase Bank NA, 0.43%, 11/16/12 (b)	129,905	129,905,000
Total Corporate Notes — 1.3%		129,905,000

Time Deposits
Natixis Grand Cayman, 0.17%, 11/01/11	242,494	242,494,000
Total Time Deposits — 2.5%		242,494,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes (d):
0.14%, 1/18/12	80,000	79,975,733
0.14%, 1/25/12	100,000	99,966,944
0.16%, 8/01/12	80,000	79,902,578
Fannie Mae Variable Rate Notes (b):
0.25%, 7/26/12	103,000	102,984,895
0.30%, 8/23/12	180,000	179,955,700
0.29%, 9/17/12	75,000	74,986,662
0.29%, 12/20/12	64,000	63,985,270
Federal Home Loan Bank:
0.15%, 2/13/12	160,000	159,989,367
0.35%, 9/07/12	104,000	104,000,000
Federal Home Loan Bank Discount Notes, 0.10%, 6/20/12 (d)	25,000	24,983,889
Federal Home Loan Bank Variable Rate Notes, 0.24%, 1/23/12 (b)	60,000	59,996,554
Freddie Mac Discount Notes (d):
0.14%, 8/06/12	100,000	99,895,375
0.13%, 8/14/12	55,000	54,942,999
Freddie Mac Variable Rate Notes (b):
0.28%, 1/24/13	50,000	49,975,167
0.24%, 9/13/13	430,000	429,512,972
Total US Government Sponsored Agency Obligations — 17.1%		1,665,054,105

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (concluded)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bill, 0.18%, 12/15/11 (d)	$65,000	$64,985,700
US Treasury Note, 0.88%, 2/29/12	68,000	68,164,713
Total US Treasury Obligations — 1.4%		133,150,413

Repurchase Agreements
Citigroup Global Markets, Inc., 0.33%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $150,001,375, collateralized by US Government Sponsored Agency and various Corporate/Debt Obligations, 0.00% – 12.50% due 7/13/12 – 12/10/49, par and fair values of $13,184,626,727 and $155,148,564, respectively)	150,000	150,000,000
Citigroup Global Markets, Inc., 0.87%, 1/03/12 (Purchased on 10/31/11 to be repurchased at $175,266,959, collateralized by US Government Sponsored Agency and various Corporate/Debt Obligations, 0.00% – 8.25% due 12/29/11 – 6/30/18, par and fair values of $173,796,529, $178,923,977, respectively)	175,000	175,000,000
Deutsche Bank Securities, Inc., 0.11%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $800,002,444, collateralized by US Government Sponsored Agency Obligations, 0.00% – 9.80% due 11/09/11 – 1/22/37, par and fair values of $810,989,000 and $816,000,066, respectively)	800,000	800,000,000
HSBC Securities (USA), Inc., 0.13%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $50,000,181, collateralized by US Treasury Notes, 3.63% due 8/15/19, par and fair values of $45,010,000 and $51,002,405, respectively)	50,000	50,000,000
Morgan Stanley & Co., Inc., 0.28%, 5/09/12 (Purchased on 10/31/11 to be repurchased at $58,000,445, collateralized by various Corporate/Debt Obligations, 0.00% – 6.75% due 4/10/12 – 8/07/37, par and fair values of $61,189,170, $62,060,000, respectively),	58,000	58,000,000
Morgan Stanley & Co., Inc., 0.38%, 5/09/12 (Purchased on 10/31/11 to be repurchased at $35,000,364, collateralized by various Corporate/Debt Obligations, 0.00% – 7.51% due 4/01/14 – 5/15/49, par and fair values of $709,069,877, $37,450,001, respectively)	35,000	35,000,000

Repurchase Agreements	Par (000)	Value
RBS Securities, Inc., 0.23%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $350,000,224, collateralized by US Government Sponsored Agency and various Corporate/Debt Obligations, 0.00% – 7.00% due 11/08/11 – 6/15/51, par and fair values of $558,393,118, $359,040,229, respectively)	$350,000	$350,000,000
Total Repurchase Agreements — 16.6%		1,618,000,000
Total Investments (Cost — $9,733,157,655*) — 100.0%		9,733,157,655
Liabilities in Excess of Other Assets — 0.0%		(1,594,406)
Net Assets — 100.0%		$9,731,563,249

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Change in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$9,733,157,655	—	$9,733,157,655

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	27

Schedule of Investments October 31, 2011(Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Bank of Montreal, Chicago, 0.35%, 11/23/11 (b)	$25,000	$24,999,847
Bank of Nova Scotia, Houston:
0.30%, 12/19/11	150,000	150,000,000
0.25%, 12/21/11	130,000	130,000,000
0.31%, 1/13/12	60,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.17%, 11/10/11	185,000	185,000,000
0.34%, 1/12/12	125,000	125,000,000
BNP Paribas SA, NY, 0.60%, 11/03/11	185,000	185,000,000
Lloyd’s TSB Bank Plc, NY, 0.44%, 2/13/12 (c)	124,145	124,145,000
Mizuho Corporate Bank Ltd., NY, 0.21%, 11/14/11	75,000	75,000,000
National Australia Bank Ltd., NY (b):
0.32%, 11/09/11	115,300	115,300,000
0.33%, 11/10/11	59,000	59,000,000
Norinchukin Bank, NY:
0.18%, 11/01/11	90,000	90,000,000
0.18%, 11/03/11	238,000	238,000,000
Rabobank Nederland NV, NY, 0.43%, 3/01/12	75,000	75,000,000
Royal Bank of Canada, NY (b):
0.28%, 11/01/11	42,750	42,750,000
0.30%, 11/16/11	50,000	50,000,000
0.32%, 11/30/11	110,000	110,000,000
0.40%, 1/09/12	100,000	100,000,000
Société Générale, NY (b):
0.37%, 11/08/11	19,000	19,000,000
0.40%, 11/21/11	23,500	23,500,000
Sumitomo Mitsui Banking Corp., NY, 0.15%, 11/02/11	300,000	300,000,000
Sumitomo Trust & Banking Co. Ltd., NY, 0.20%, 11/18/11	200,000	200,000,000
Toronto-Dominion Bank, NY:
0.32%, 11/14/11 (b)	61,000	61,000,000
0.23%, 12/21/11	100,000	100,000,000
0.37%, 4/17/12	82,500	82,500,000
UBS AG, Stamford, 0.29%, 11/10/11 (b)	100,000	100,000,000
Westpac Banking Corp., 0.15%, 11/01/11	100,000	100,000,000
Total Certificates of Deposit — 41.4%		2,925,194,847

Commercial Paper
Amsterdam Funding Corp., 0.25%, 11/30/11 (d)	121,900	121,875,451
Barclays US Funding LLC, 0.30%, 12/23/11 (d)	150,000	149,935,000
Chariot Funding LLC, 0.14%, 11/14/11 (d)	184,285	184,275,683
Credit Suisse, NY (d):
0.33%, 12/01/11	125,000	124,965,625
0.37%, 12/27/11	150,000	149,913,666
Deutsche Bank Financial LLC, 0.18%, 11/01/11 (d)	200,000	200,000,000
Gemini Securitization Corp. LLC, 0.23%, 11/01/11 (d)	225,000	225,000,000
ING (US) Funding LLC, 0.30%, 11/10/11 (d)	60,000	59,995,500
JPMorgan Chase & Co., 0.27%, 11/16/11 (b)	50,000	50,000,000
Kells Funding LLC (b):
0.33%, 11/15/11	59,000	59,000,000
0.37%, 12/08/11	65,000	65,000,000

Commercial Paper	Par (000)	Value
MetLife Short Term Funding LLC, 0.31%, 1/13/12 (d)	$11,650	$11,642,677
National Australia Bank Ltd., DE, 0.24%, 11/01/11 (d)	78,485	78,485,000
Nordea North America, Inc. (d):
0.37%, 1/19/12	135,000	134,891,869
0.37%, 1/23/12	31,720	31,692,941
Sheffield Receivable Corp., 0.21%, 11/17/11 (c)	87,034	87,025,877
Westpac Banking Corp. (b):
0.42%, 11/01/11	125,000	125,000,000
0.32%, 11/07/11	117,000	117,000,000
Total Commercial Paper — 28.0%		1,975,699,289

Corporate Notes
JPMorgan Chase Bank NA, 0.43%, 11/16/12 (b)	120,450	120,450,000
Royal Bank of Scotland Plc, CT, 0.51%, 11/15/11 (c)	46,000	46,000,000
Total Corporate Notes — 2.4%		166,450,000

Time Deposits
Natixis Grand Cayman, 0.17%, 11/01/11	300,349	300,349,000
Total Time Deposits — 4.3%		300,349,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 8/01/12 (d)	100,000	99,878,222
Fannie Mae Variable Rate Notes (b):
0.29%, 12/20/12	74,500	74,482,854
0.30%, 8/23/12	100,000	99,975,389
Federal Home Loan Bank, 0.35%, 9/07/12	65,500	65,500,000
Freddie Mac Discount Notes (d):
0.15%, 2/15/12	58,000	57,974,383
0.13%, 8/14/12	50,000	49,948,181
Freddie Mac Variable Rate Notes (b):
0.28%, 1/24/13	60,000	59,970,200
0.24%, 9/13/13	113,000	112,872,014
0.27%, 5/11/12	25,000	24,993,427
Total US Government Sponsored Agency Obligations — 9.1%		645,594,670

US Treasury Obligations
US Treasury Bill, 0.18%, 12/15/11 (d)	55,000	54,987,900
US Treasury Note, 0.88%, 2/29/12	40,000	40,096,890
Total US Treasury Obligations — 1.3%		95,084,790

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclay’s Capital, Inc., 0.38%, 11/01/11 (purchased on 10/31/11 to be repurchased at $85,000,897, collateralized by various Corporate/Debt Obligations, 1.13% – 8.88% due 1/13/12 – 6/01/56, par and fair values of $91,766,601, $90,950,000, respectively)	$85,000	$85,000,000
Barclay’s Capital, Inc., 0.60%, 11/07/11 (purchased on 10/31/11 to be repurchased at $77,001,283, collateralized by various Corporate/Debt Obligations, 1.13% – 11.25% due 1/13/12 – 6/01/56, par and fair values of $82,438,064, $82,390,001, respectively)	77,000	77,000,000
Deutsche Bank Securities, Inc., 0.13%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $590,001,803, collateralized by various US Government Sponsored Agency Obligations, 0.00% – 8.28% due 11/10/11 – 8/06/38, par and fair values of $577,757,000 and $601,800,599, respectively)	590,000	590,000,000
HSBC Securities (USA), Inc., 0.13%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $50,000,181, collateralized by US Treasury Note, 3.63% due 8/15/19, par and fair values of $45,010,000, $51,002,405, respectively)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.20%, 11/01/11 (Purchased on 10/31/11 to be repurchased at $10,000,056, collateralized by various Corporate/Debt Obligations, 6.50% – 7.00% due 6/15/34 – 3/01/41, par and fair values of $11,525,000, $10,702,882, respectively)	10,000	10,000,000
JPMorgan Securities, Inc., 0.48%, 11/01/11 (purchased on 10/31/11 to be repurchased at $45,000,600, collateralized by various Corporate/Debt Obligations, 2.00% – 9.46% due 5/15/12 – 10/15/41, par and fair values of $42,851,168, $48,152,912, respectively)	45,000	45,000,000
JPMorgan Securities, Inc., 0.40%, 11/10/11 (purchased on 10/31/11 to be repurchased at $22,007,333, collateralized by various Corporate/Debt Obligations, 0.55% – 10.88% due 8/15/13 – 1/31/40, par and fair values of $22,314,869, $23,541,824, respectively)	22,000	22,000,000
Morgan Stanley & Co., Inc., 0.28%, 11/04/11 (purchased on 10/31/11 to be repurchased at $46,000,352, collateralized by various Corporate/Debt Obligations, 0.00% – 6.75% due 9/14/12 – 9/27/34, par and fair values of $47,338,033, $49,220,001, respectively)	46,000	46,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co., Inc., 0.38%, 11/04/11 (purchased on 10/31/11 to be repurchased at $28,000,214, collateralized by various Corporate/Debt Obligations, 0.00% – 7.51% due 4/01/14 – 12/08/99, par and fair values of $428,479,974, $29,960,000, respectively)	$28,000	$28,000,000
Total Repurchase Agreements — 13.5%		953,000,000
Total Investments (Cost — $7,061,372,596*) — 100.0%		7,061,372,596
Other Assets Less Liabilities — 0.0%		880,229
Net Assets — 100.0%		$7,062,252,825

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments[1]	—	$7,061,372,596	—	$7,061,372,596

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	29

Schedule of Investments October 31, 2011 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
Auburn University, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	$7,175	$7,175,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (b):
Series A, 0.11%, 11/01/11	45,850	45,850,000
Series B, 0.11%, 11/01/11	15,500	15,500,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.19%, 11/07/11 (b)	32,515	32,515,000
		101,040,000
Arizona — 1.7%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.18%, 11/07/11 (b)	21,825	21,825,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN (Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust, Class A (a)(b)(c):
Series 2006-0141, 0.14%, 11/07/11	14,000	14,000,000
Series 2009-0041, 0.14%, 11/07/11	24,790	24,790,000
		60,615,000
Arkansas — 1.0%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.22%, 11/07/11 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.22%, 11/07/11 (b)	14,285	14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.19%, 11/07/11 (b)	16,800	16,800,000
		35,950,000

Municipal Bonds	Par (000)	Value
California — 6.0%
California School Cash Reserve Program Authority, RB, Series P, 2.50%, 1/31/12	$8,700	$8,734,325
City of Los Angeles California, RB, TRAN:
2.50%, 2/29/12	7,900	7,957,084
2.50%, 3/30/12	5,000	5,044,828
2.50%, 4/30/12	13,800	13,947,566
City of San Jose California, Airport Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.24%, 11/07/11 (a)(b)(c)	5,400	5,400,000
County of Los Angeles California, GO, TRAN:
Series A, 2.50%, 2/29/12	8,200	8,258,230
Series C, 2.50%, 6/29/12	10,600	10,745,977
County of Los Angeles California, RB, TRAN, Series B, 2.50%, 3/30/12	19,100	19,268,857
County of Riverside, GO, TRAN, 2.00%, 6/29/12	6,700	6,773,859
East Bay Municipal Utility District, Refunding RB, Series A-1, Mandatory Put Bonds, 0.17%, 12/01/11 (d)	23,620	23,620,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.21%, 11/07/11 (b)(c)	9,590	9,590,000
RBC Municipal Products Inc. Trust, RB, FLOATS, Series E-24 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.18%, 11/07/11 (a)(b)	11,500	11,500,000
South Coast Local Education Agencies, Pooled TRAN, Series B, 2.00%, 5/15/12	7,900	7,967,593
State of California, RAN, Series A2, 2.00%, 6/26/12	79,000	79,833,369
		218,641,688
Colorado — 3.3%
Colorado Health Facilities Authority, Refunding RB, VRDN, Hospital, NCMC Inc. Project, Series A (Wells Fargo Bank NA LOC), 0.14%, 11/01/11 (b)	20,795	20,795,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. Liquidity Facility), 0.19%, 11/07/11 (b)	35,240	35,240,000

Portfolio Abbreviations for Master Institutional Tax-Exempt Portfolio

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.20%, 11/07/11 (b)	$4,100	$4,100,000
University of Colorado Hospital Authority, RB, VRDN (b):
Series A (JPMorgan Chase Bank LOC), 0.13%, 11/07/11	14,730	14,730,000
Series A (Wells Fargo Bank NA LOC), 0.11%, 11/07/11	23,000	23,000,000
Series B, 0.12%, 11/07/11	20,000	20,000,000
		117,865,000
Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, VRDN, Sub-Series A-1, 0.30%, 11/15/11 (b)	10,800	10,800,000
District of Columbia — 1.4%
District of Columbia, Refunding RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.15%, 11/07/11 (a)(b)(c)	15,515	15,515,000
The American University (Bank of America NA LOC), 0.16%, 11/01/11	34,000	34,000,000
		49,515,000
Florida — 3.8%
Brevard County Health Facilities Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.10%, 11/07/11 (b)	8,000	8,000,000
Brevard County Housing Finance Authority, Refunding RB, VRDN, Wickham Club Apartments, Series A (Fannie Mae), 0.17%, 11/07/11 (b)	2,600	2,600,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.13%, 11/07/11 (b)	7,295	7,295,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/ DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank Liquidity Facility), 0.19%, 11/07/11 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	13,170	13,170,000
Florida Ports Financing Commission, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 62C (Wells Fargo Bank NA Liquidity Facility), 0.19%, 11/07/11 (a)(b)(c)	4,415	4,415,000
Highlands County Health Facilities Authority, RB, VRDN, Hospital Adventist Health (Calyon Bank LOC), 0.25%, 11/07/11 (b)	18,900	18,900,000
Jacksonville Economic Development Commission, Refunding RB, VRDN, Methodist (TD Bank NA LOC), 0.10%, 11/01/11 (b)	3,300	3,300,000
Jacksonville Electric Authority Florida, RB, FLOATS, VRDN, Series 10C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	21,975	21,975,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Jacksonville Health Facilities Authority, RB, VRDN, Series C (Wells Fargo Bank NA LOC), 0.14%, 11/01/11 (b)	$1,600	$1,600,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.14%, 11/01/11 (b)	10,715	10,715,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital (b):
Series A (Northern Trust Co. LOC), 0.11%, 11/01/11	29,450	29,450,000
Series B (JPMorgan Chase Bank LOC), 0.14%, 11/01/11	8,600	8,600,000
		138,520,000
Georgia — 1.8%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.19%, 11/07/11 (b)	7,000	7,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.24%, 11/07/11 (b)	7,730	7,730,000
Private Colleges & Universities Authority, RB, VRDN, Mercer University, Series A (Branch Banking & Trust LOC), 0.16%, 11/07/11 (b)	5,000	5,000,000
Richmond County Development Authority, RB, VRDN, MCG Health Inc. Project, Series B (Bank of America NA LOC), 0.20%, 11/07/11 (b)	44,910	44,910,000
		64,640,000
Hawaii — 0.7%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank Liquidity Facility), 0.16%, 11/07/11 (a)(b)(c)	25,700	25,700,000
Illinois — 0.9%
City of Chicago Illinois, RB, VRDN, Groot Industries Inc. Project, AMT (Bank One NA LOC), 0.64%, 11/07/11 (b)	2,000	2,000,000
Illinois Finance Authority, RB, VRDN (b):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.19%, 11/07/11	7,175	7,175,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.24%, 11/07/11	905	905,000
University of Chicago Medical Center, Series D-2 (Bank of America NA LOC), 0.18%, 11/01/11	14,000	14,000,000
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of
Tokyo-Mitsubishi UFJ LOC), 0.13%, 11/07/11 (b)	8,200	8,200,000
		32,280,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	31

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 1.4%
City of Lawrenceburg Indiana, RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.15%, 11/07/11 (b)	$6,000	$6,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (Harris NA LOC), 0.20%, 11/07/11 (b)	5,670	5,670,000
County of Whitley Indiana, RB, VRDN, Micropulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.28%, 11/07/11 (b)	770	770,000
Indiana Finance Authority, RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.11%, 11/07/11 (b)	15,000	15,000,000
Indiana Finance Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae Insurance, JPMorgan Chase Bank Liquidity Facility), 0.24%, 11/07/11 (a)(b)(c)	11,775	11,775,000
		49,215,000
Kansas — 0.4%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.21%, 11/07/11 (b)	2,255	2,255,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae Insurance, JPMorgan Chase Bank SBPA), 0.20%, 11/07/11 (a)(b)(c)	4,865	4,865,000
Kansas Development Finance Authority, RB, VRDN, KU Health System, Series J (US Bank NA LOC), 0.12%, 11/01/11 (b)	7,000	7,000,000
		14,120,000
Kentucky — 0.2%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (Bank One NA LOC), 0.55%, 11/07/11 (b)	2,615	2,615,000
Kentucky Higher Education Student Loan Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 66C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	6,000	6,000,000
		8,615,000
Louisiana — 4.2%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT (JPMorgan Chase Bank LOC), 0.19%, 11/07/11 (b)	4,500	4,500,000
Lake Charles Harbor & Terminal District, Refunding RB, VRDN, ConocoPhillips Inc. Project, Series A, 0.11%, 11/07/11 (b)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.30%, 11/07/11	4,000	4,000,000
(BASF Aktiengesellschaft Liquidity Facility), 0.30%, 11/07/11	10,000	10,000,000

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, VRDN (b):
Air Products & Chemicals Project, 0.09%, 11/07/11	$46,500	$46,500,000
Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC), 0.14%, 11/01/11	31,800	31,800,000
Parish of St. Charles Louisiana, RB, VRDN, Shell Oil Co. Norco Project, AMT, 0.17%, 11/01/11 (b)	23,600	23,600,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	10,540	10,540,000
		151,840,000
Maine — 0.6%
Finance Authority of Maine, RB, VRDN, Jackson Laboratory Issue, Series 2002 (Bank of America NA LOC), 0.22%, 11/07/11 (b)	10,150	10,150,000
Maine Health & Higher Educational Facilities Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 59C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	13,165	13,165,000
		23,315,000
Maryland — 1.6%
County of Montgomery Maryland, RB, VRDN, Riderwood Village Inc. Project (Manufacturers & Traders LOC), 0.14%, 11/07/11 (b)	28,200	28,200,000
County of Washington Maryland, RB, VRDN (b):
Conservit Inc. Facility (Manufacturers & Traders LOC), 0.29%, 11/07/11	3,930	3,930,000
Homewood Williamsport Facility (M&T Bank LOC), 0.19%, 11/07/11	6,730	6,730,000
Howard County Maryland, BAN, 0.15%, 12/07/11 (State Street Bank & Trust Co. SBPA) (b)	9,600	9,600,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.29%, 11/07/11 (a)(b)	3,198	3,198,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facility, 0.29%, 11/07/11	1,715	1,715,000
Linemark Printing Project, 0.34%, 11/07/11	4,890	4,890,000
		58,263,000
Massachusetts — 0.7%
Commonwealth of Massachusetts, GO, VRDN, Consolidated Loan, Series A (Wells Fargo Bank NA LOC), 0.13%, 11/01/11 (b)	10,000	10,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Window, Senior Series A, 0.23%, 02/27/12 (b)	4,550	4,550,000
Massachusetts Development Finance Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3867 (JPMorgan Chase Bank Liquidity Facility), 0.15%, 11/01/11 (a)(b)(c)	6,365	6,365,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, RB, VRDN, Cordis Mills LLC, AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.17%, 11/07/11 (b)	$1,850	$1,850,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.23%, 05/28/12 (b)	4,070	4,070,000
		26,835,000
Michigan — 2.6%
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	3,000	3,000,000
Michigan Finance Authority, RB, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.14%, 11/07/11 (b)	8,000	8,000,000
Michigan Finance Authority, RB, SAN, Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 8/20/12	60,000	60,804,140
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.20%, 11/07/11 (b)(c)	3,700	3,700,000
Michigan State Building Authority, RB, VRDN, Series II-B (JPMorgan Chase Bank LOC), 0.12%, 11/07/11 (b)	10,000	10,000,000
Michigan State HDA, RB, VRDN, AMT, Series D (Barclays Bank SBPA), 0.15%, 11/07/11 (b)	1,200	1,200,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.23%, 02/27/12 (b)	6,300	6,300,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 1.00%, 11/07/11 (b)	2,240	2,240,000
		95,244,140
Minnesota — 0.7%
City of Minneapolis Minnesota, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.21%, 12/01/11 (a)(b)(c)	4,700	4,700,000
Minneapolis & Saint Paul Housing & Redevelopment Authority, RB, VRDN, Health Care Facilities Children’s, Series A1 (AGM Insurance, US Bank NA SBPA), 0.14%, 11/01/11 (b)	21,285	21,285,000
		25,985,000
Mississippi — 2.3%
Jackson County, Refunding RB, VRDN, Chevron USA Inc. Project, 0.09%, 11/01/11 (b)	27,400	27,400,000
Mississippi Business Finance Corp., RB, VRDN, Promenade D’Iberville LLC Project (Wells Fargo Bank NA LOC), 0.13%, 11/07/11 (b)	30,525	30,525,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. Liquidity Facility), 0.17%, 11/07/11 (b)	25,270	25,270,000
		83,195,000

Municipal Bonds	Par (000)	Value
Missouri — 2.6%
Kansas City Missouri, Refunding RB, VRDN, Roe Bartle, Series E (Sumitomo Mitsui Banking LOC), 0.13%, 11/07/11 (b)	$3,500	$3,500,000
Missouri State Health & Educational Facilities Authority, RB, VRDN (b):
BJC Health System, Series B (US Bank NA SBPA), 0.12%, 11/01/11	47,400	47,400,000
ROCS, Series II-R-12269 (Citibank NA Liquidity Facility), 0.14%, 11/07/11 (a)(c)	32,295	32,295,000
Missouri State Health & Educational Facilities Authority, Refunding RB, Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.13%, 11/07/11 (b)	4,000	4,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.30%, 11/07/11 (b)	8,000	8,000,000
		95,195,000
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank International Liquidity Facility), 0.23%, 11/07/11 (a)(b)(c)	6,299	6,298,908
Nebraska — 3.2%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.14%, 11/07/11 (b)	80,195	80,195,000
City of Lincoln Nebraska, RB, VRDN (a)(b):
Eclipse Funding Trust, Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.13%, 11/07/11	23,235	23,235,000
FLOATS, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.16%, 11/07/11 (c)	13,370	13,370,000
		116,800,000
Nevada — 2.3%
County of Clark Nevada Airport, RB, Junior Subordinate Lien Notes, Series A, AMT, 2.00%, 6/19/12	25,700	25,926,182
County of Clark Nevada, RB, VRDN, Subordinate Lien, Series B-2, AMT (Royal Bank of Canada LOC), 0.14%, 11/07/11 (b)	7,200	7,200,000
Director of the State of Nevada Department of Business & Industry, RB, VRDN, AMT (b):
LVE Energy Partners LLC Project (Sumitomo Mitsui Banking LOC), 0.15%, 11/07/11	9,550	9,550,000
Republic Service Inc. Project (Bank of America NA LOC), 0.28%, 11/07/11	41,000	41,000,000
		83,676,182
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Fleet National Bank LOC), 0.55%, 11/07/11 (b)	2,760	2,760,000
New Jersey — 0.2%
New Jersey Health Care Facilities Financing Authority, RB, VRDN, Meridian-IV (AGM Insurance, Wells Fargo Bank NA LOC), 0.09%, 11/07/11 (b)	8,500	8,500,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Mexico — 0.4%
New Mexico Educational Assistance Foundation, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada Liquidity Facility), 0.20%, 11/07/11 (b)(c)	$14,900	$14,900,000
New York — 9.0%
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.15%, 11/07/11 (b)	7,000	7,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, ROCS, Series II-R-10378 (BHAC Insurance, Citibank NA SBPA), 0.14%, 11/07/11 (a)(b)(c)	21,860	21,860,000
New York City Housing Development Corp., RB, VRDN (b):
ROCS, Series II-R-13100 (Citibank NA Liquidity Facility), 0.16%, 11/07/11 (a)(c)	15,000	15,000,000
Series J-1, Mandatory Put Bonds, 0.35%, 7/13/12 (d)	24,900	24,900,000
New York City Municipal Water Finance Authority, ECN, TECP:
0.18%, 12/15/11	20,000	20,000,000
Series 7, 0.20%, 11/02/11	10,100	10,100,000
New York City Municipal Water Finance Authority, RB, VRDN, Sub-Series B-3 (Bank of America NA SBPA), 0.16%, 11/01/11 (b)	31,200	31,200,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (b)(c):
FLOATS, Series 2843 (Morgan Stanley Bank Liquidity Facility), 0.16%, 11/07/11	24,565	24,565,000
ROCS, Series II-R-12309 (AGM Insurance, Citibank NA SBPA), 0.14%, 11/07/11 (a)	21,495	21,495,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA Liquidity Facility), 0.14%, 11/07/11 (b)	22,000	22,000,000
New York State Thruway Authority, Series A, BAN, 2.00%, 7/12/12	31,900	32,263,840
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank Liquidity Facility), 0.21%, 11/07/11 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.16%, 11/07/11 (b)(c)	32,545	32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.19%, 11/07/11 (b)	13,690	13,690,000
		324,608,840

Municipal Bonds	Par (000)	Value
North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, RB, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	$11,200	$11,200,000
City of Raleigh North Carolina, RB, VRDN, Window, Series D, 0.24%, 02/27/12 (b)	4,550	4,550,000
County of Mecklenburg, GO, Refunding, VRDN, 7 month window, Series D, 0.24%, 02/27/12 (b)	8,690	8,690,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust LOC), 0.15%, 11/07/11 (b)	4,700	4,700,000
		29,140,000
Ohio — 3.2%
Franklin County Hospital, Refunding RB, OhioHealth Corp. Facilities, Series B, 2.00%, 7/02/12 (d)	13,000	13,144,389
Franklin County Hospital, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	5,665	5,665,000
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0041, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.19%, 11/07/11 (b)(c)	36,600	36,600,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	14,995	14,995,000
Ohio State Water Development Authority, Wells Fargo Stage Trust, Refunding RB, VRDN, FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.14%, 11/01/11 (b)	13,555	13,555,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	20,770	20,770,000
		114,729,389
Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, VRDN, ConocoPhillips Co. Project, AMT, 0.14%, 11/07/11 (b)	20,000	20,000,000
Oklahoma Turnpike Authority, Refunding RB, VRDN, Second Senior Series F (JPMorgan Chase Bank SBPA), 0.14%, 11/01/11 (b)	12,175	12,175,000
		32,175,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon — 1.0%
Medford Hospital Facilities Authority, Refunding RB, VRDN, Rogue Valley Manor Project (Wells Fargo Bank NA LOC), 0.11%, 11/01/11 (b)	$20,900	$20,900,000
State of Oregon, GO, VRDN, Veterans Welfare (b):
Series 84 (Bank of Tokyo-Mitsubishi UFJ LOC), 0.11%, 11/07/11	4,700	4,700,000
Series 87C (US Bank NA LOC), 0.13%, 11/01/11	9,045	9,045,000
		34,645,000
Pennsylvania — 2.4%
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.17%, 11/07/11 (a)(b)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM Insurance, Wells Fargo Bank NA SBPA), 0.18%, 11/07/11 (b)	38,895	38,895,000
Pennsylvania Turnpike Authority, RBC Municipal Products Inc. Trust, RB, VRDN, Certificates, Series E-22 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.14%, 11/07/11 (a)(b)	16,000	16,000,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, VRDN, Children’s Hospital of Philadelphia, Series A, 0.13%, 11/01/11 (b)	16,495	16,495,000
		88,775,000
Rhode Island — 0.4%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Fleet National Bank LOC), 0.55%, 11/07/11 (b)	2,735	2,735,000
State of Rhode Island, GO, TAN, 2.00%, 6/29/12	12,500	12,639,604
		15,374,604
South Carolina — 3.0%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, AMT (b):
0.19%, 11/07/11	9,400	9,400,000
Series A, 0.25%, 11/07/11	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.25%, 11/07/11 (b)	4,100	4,100,000
South Carolina Jobs-EDA, RB, VRDN, AMT (b):
Electric City Printing Co. Project (JPMorgan Chase Bank LOC), 0.33%, 11/07/11	2,800	2,800,000
Giant Cement Holding Inc. (Citibank NA LOC), 0.18%, 11/07/11	39,000	39,000,000
South Carolina State Public Service Authority, RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.14%, 11/07/11	13,150	13,150,000
Eclipse Funding Trust, Series 2006-0064, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.13%, 11/07/11 (a)	24,610	24,610,000
		108,060,000

Municipal Bonds	Par (000)	Value
Tennessee — 5.6%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.13%, 11/07/11 (a)(b)(c)	$27,435	$27,435,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.23%, 11/07/11 (b)	18,600	18,600,000
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) (b):
0.25%, 11/01/11	46,200	46,200,000
0.25%, 11/01/11	31,275	31,275,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (b):
Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.18%, 11/07/11	11,800	11,800,000
Methodist Le Bonheur, Series A (AGM Insurance, US Bank NA SBPA), 0.14%, 11/07/11	30,000	30,000,000
Methodist Le Bonheur, Series B (AGM Insurance, US Bank NA SBPA), 0.14%, 11/07/11	25,000	25,000,000
		203,105,000
Texas — 11.9%
City of Austin Texas, Refunding RB (Bank of Tokyo — Mitsubishi LOC, Sumitomo Mitsui Banking LOC), VRDN, 0.13%, 11/07/11 (b)	10,655	10,655,000
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (AGM Insurance, Citibank NA Liquidity Facility), 0.14%, 11/07/11 (b)(c)	34,550	34,550,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.17%, 11/07/11 (a)(b)	10,360	10,360,000
Dickinson Texas Independent School District, GO, VRDN, Schoolhouse, Series A (JPMorgan Chase Bank LOC, PSF-GTD), 0.50%, 8/01/12 (b)	2,100	2,100,000
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.14%, 11/07/11 (a)(b)(c)	17,000	17,000,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital, VRDN (b):
Sub-Series C-1, 0.12%, 11/01/11	51,800	51,800,000
Sub-Series C-2, 0.12%, 11/01/11	54,000	54,000,000
Harris County Health Facilities Development Corp., RB, VRDN, St. Luke’s Episcopal Hospital, Series B (JPMorgan Chase Bank, Northern Trust Co. and Bank of America SBPA), 0.15%, 11/01/11 (b)	9,200	9,200,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County Hospital District, RB, ROCS, VRDN, Series II-R-12075 (BHAC Insurance, Citibank NA Liquidity Facility), 0.15%, 11/07/11 (a)(b)(c)	$17,000	$17,000,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, VRDN, Certificates, Series 51-C (Wells Fargo Bank NA SBPA), 0.14%, 11/07/11 (a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 43C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)	19,560	19,560,000
North Texas Tollway Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series A (Morgan Stanley Bank LOC, Wells Fargo Bank NA Liquidity Facility), 0.15%, 11/07/11 (b)	4,700	4,700,000
Port Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (b):
0.30%, 11/07/11	24,500	24,500,000
Multi-Mode, 0.30%, 11/07/11	20,000	20,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.16%, 11/07/11 (b)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank Liquidity Facility), 0.20%, 11/07/11 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.30%, 11/07/11	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.19%, 11/07/11	10,000	10,000,000
Total Petrochemicals Project, 0.19%, 11/07/11	50,000	50,000,000
State of Texas, GO, VRDN, Eagle Tax-Exempt Trust, Series 2007-0090, Class A (Citibank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	29,195	29,195,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	6,035	6,035,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.23%, 11/07/11 (b)	2,970	2,970,000
		428,965,000
Utah — 3.1%
City of Murray Utah, RB, IHC Health Services Inc., VRDN (b):
Series A, 0.14%, 11/01/11	13,100	13,100,000
Series C (Northern Trust Co. SBPA), 0.14%, 11/01/11	19,280	19,280,000
Series C, 0.12%, 11/01/11	39,680	39,680,000
Series D, 0.12%, 11/01/11	41,600	41,600,000
		113,660,000

Municipal Bonds	Par (000)	Value
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD BankNorth NA LOC), 0.14%, 11/01/11 (b)	$3,135	$3,135,000
Virginia — 0.2%
Fairfax County IDA, RB, VRDN, Health Care, Inova Health, 0.26%, 5/28/12 (b)	3,500	3,500,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.22%, 11/07/11 (b)	1,600	1,600,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42 (Wells Fargo Bank NA SBPA), 0.19%, 11/07/11 (b)(c)	3,470	3,470,000
		8,570,000
Washington — 2.9%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (AGM Insurance, US Bank NA LOC, US Bank NA Liquidity Facility), 0.13%, 11/07/11 (a)(b)(c)	11,410	11,410,000
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank Liquidity Facility), 0.16%, 11/07/11 (b)(c)	10,105	10,105,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.14%, 11/07/11 (a)(b)(c)	20,105	20,105,000
FYI Properties, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank Plc SBPA), 0.15%, 11/07/11 (a)(b)(c)	11,320	11,320,000
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Refunding RB, VRDN (b):
(Bank of America NA LOC), 0.18%, 11/01/11	26,670	26,670,000
(JPMorgan Chase Bank LOC), 0.14%, 11/07/11	6,030	6,030,000
Washington Health Care Facilities Authority, VRDN, Refunding RB, FLOATS, Series 3007 (Morgan Stanley Bank Liquidity Facility), 0.15%, 11/07/11 (a)(b)(c)	9,000	9,000,000
		104,370,000
West Virginia — 0.3%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series B (Sumitomo Mitsui Banking LOC), 0.12%, 11/07/11 (b)	5,000	5,000,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank LOC), 0.16%, 11/07/11 (b)	4,500	4,500,000
		9,500,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 6.2%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.25%, 11/07/11 (b)	$11,470	$11,470,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank Liquidity Facility), 0.16%, 11/07/11 (a)(b)(c)	13,050	13,050,000
State of Wisconsin Health & EDL Facility, Aurora Health Care Inc. (JPMorgan Chase Bank LOC), 0.22%, 12/05/11	15,000	15,000,000
State of Wisconsin, Petroleum Inspection Fee, TECP:
0.22%, 12/05/11	28,000	28,000,000
0.23%, 12/05/11	4,000	4,000,000
State of Wisconsin, TECP:
0.20%, 11/15/11	12,389	12,389,000
0.22%, 12/06/11	11,500	11,500,000
0.23%, 12/06/11	28,672	28,672,000
0.23%, 12/08/11	57,303	57,303,000
0.23%, 12/08/11	15,000	15,000,000
0.22%, 12/20/11	10,100	10,100,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank Liquidity Facility), 0.24%, 11/07/11 (b)	16,700	16,700,000
		223,184,000
Wyoming — 0.4%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.24%, 11/07/11 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT (Wells Fargo Bank NA LOC), Cheyenne Power Co. Project (b):
Series A, 0.18%, 11/07/11	5,000	5,000,000
Series B, 0.18%, 11/07/11	3,500	3,500,000
		13,100,000
Total Investments (Cost — $3,575,420,751*) — 98.8%		3,575,420,751
Other Assets Less Liabilities — 1.2%		43,010,212
Net Assets — 100.0%		$3,618,430,963

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,575,420,751	—	$3,575,420,751

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	37

Statements of Assets and Liabilities	Master Institutional Money Market LLC

October 31, 2011 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio
Assets
Investments at value — unaffiliated[1]	$8,115,157,655	$6,108,372,596	$3,575,420,751
Repurchase agreements at value — unaffiliated[2]	1,618,000,000	953,000,000	—
Cash	—	259,296	9,278,333
Investments sold receivable	—	—	31,655,153
Interest receivable	2,101,367	1,156,526	2,420,886
Total assets	9,735,259,022	7,062,788,418	3,618,775,123

Liabilities
Bank overdraft	3,003,479	—	—
Investment advisory fees payable	427,631	269,575	151,041
Custodian fees payable	222,996	208,062	139,570
Directors’ fees payable	17,370	33,658	29,252
Other accrued expenses payable	24,297	24,298	24,297
Total liabilities	3,695,773	535,593	344,160
Net Assets	$9,731,563,249	$7,062,252,825	$3,618,430,963

Net Assets Consist of
Investor’s Capital	$9,731,563,249	$7,062,252,825	$3,618,430,963
[1] Investments at cost — unaffiliated	$8,115,157,655	$6,108,372,596	$3,575,420,751
[2] Repurchase agreements at cost — unaffiliated	$1,618,000,000	$953,000,000	—

Statements of Operations	Master Institutional Money Market LLC

Six Months Ended October 31, 2011 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio
Investment Income
Interest	$14,585,721	$9,461,587	$4,679,999

Expenses
Investment advisory	2,795,908	1,809,378	1,080,336
Custodian	245,804	218,192	137,484
Directors	68,124	55,796	29,252
Professional	24,297	24,297	24,297
Total expenses	3,134,133	2,107,663	1,271,369
Net investment income	11,451,588	7,353,924	3,408,630

Realized Gain
Net realized gain from investments	108,977	181,638	18,247
Net Increase in Net Assets Resulting from Operations	$11,560,565	$7,535,562	$3,426,877

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$11,451,588	$38,418,013	$7,353,924	$40,799,206
Net realized gain	108,977	1,113,571	181,638	782,607
Net increase in net assets resulting from operations	11,560,565	39,531,584	7,535,562	41,581,813

Capital Transactions
Proceeds from contributions	22,616,541,830	18,055,300,101	22,161,872,574	30,937,189,766
Value of withdrawals	(24,182,456,779)	(18,992,834,513)	(24,398,690,044)	(32,868,411,643)
Net decrease in net assets derived from capital transactions	(1,565,914,949)	(937,534,412)	(2,236,817,470)	(1,931,221,877)

Net Assets
Total decrease in net assets	(1,554,354,384)	(898,002,828)	(2,229,281,908)	(1,889,640,064)
Beginning of period	11,285,917,633	12,183,920,461	9,291,534,733	11,181,174,797
End of period	$9,731,563,249	$11,285,917,633	$7,062,252,825	$9,291,534,733

	Master Institutional Tax-Exempt Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations
Net investment income	$3,408,630	$26,171,524
Net realized gain	18,247	395,094
Net increase in net assets resulting from operations	3,426,877	26,566,618

Capital Transactions
Proceeds from contributions	5,504,769,304	3,599,009,296
Value of withdrawals	(7,041,383,525)	(9,269,391,505)
Net decrease in net assets derived from capital transactions	(1,536,614,221)	(5,670,382,209)

Net Assets
Total decrease in net assets	(1,533,187,344)	(5,643,815,591)
Beginning of period	5,151,618,307	10,795,433,898
End of period	$3,618,430,963	$5,151,618,307

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	39

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Ratios to Average Net Assets
Total expenses	0.06%[1]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.20%[1]	0.32%	0.41%	2.29%	4.74%	5.19%

Supplemental Data
Net assets, end of period (000)	$9,731,563	$11,285,918	$12,183,920	$17,313,345	$32,432,412	$19,918,479

	Master Institutional Portfolio
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Ratios to Average Net Assets
Total expenses	0.06%[1]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.20%[1]	0.34%	0.43%	2.21%	4.73%	5.24%

Supplemental Data
Net assets, end of period (000)	$7,062,253	$9,291,535	$11,181,175	$25,984,189	$29,617,101	$20,372,911

	Master Institutional Tax-Exempt Portfolio
	Six Months Ended October 31, 2011 (Unaudited)

		Year Ended April 30,
		2011	2010	2009	2008	2007
Ratios to Average Net Assets
Total expenses	0.06%[1]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	0.16%[1]	0.34%	0.46%	1.74%	3.30%	3.58%

Supplemental Data
Net assets, end of period (000)	$3,618,431	$5,151,618	$10,795,434	$14,885,725	$17,521,348	$14,914,575

[1]	Annualized.

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”), are included in these financial statements. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: Master Premier Institutional Portfolio and Master Institutional Portfolio may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Investments Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in each Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2011.The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	41

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, the Master Portfolios pay the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager.

The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Master Portfolio to the Manager. Effective July 1, 2011, the sub-advisory agreement was terminated.

Certain officers and/or Directors of the Master LLC are officers and/or directors of BlackRock and its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Master LLC Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor, on behalf of each of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”).

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreements. The Feeder Funds do not require investment advisory services since all investments are made at the Master Portfolio level. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between the Manager and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between the Manager and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to individually as a “Fund” and collectively as “Funds.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) each of the Master LLC’s and the Series Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	43

Disclosure of Investment Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each applicable Fund and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholder; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the applicable Fund to BlackRock; (f) sales and redemption data regarding each Feeder Fund’s, FFI Government Fund’s and FFI Treasury Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between the Manager and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2012; and the Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of the Government Fund Agreement between the Manager and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between the Manager and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2012. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the applicable Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the applicable Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund, services related to the valuation and pricing of portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates and significant shareholder from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the performance of the applicable Fund and the investment objective, strategies and outlook of the applicable Fund.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement (continued)

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered, as applicable, the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund(s). In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with the pertinent Fund management to discuss, as applicable, the performance of each Fund throughout the year.

The Board noted that each of FFI Government Fund, FFI Institutional Fund, FFI Institutional Tax-Exempt Fund and FFI Premier Institutional Fund, in general, performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board noted that, in general, FFI Select Institutional Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in both the one-year and since-inception periods reported.

The Board noted that, in general, FFI Treasury Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the contractual management fee ratio, as well as the actual management fee ratio, of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Lipper category. It also compared the total expense ratio of each Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	45

Disclosure of Investment Advisory Agreement (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the applicable Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) of Master Institutional Portfolio/FFI Institutional Fund, Master Institutional Tax-Exempt Portfolio/FFI Institutional Tax-Exempt Fund, Master Premier Institutional Portfolio/FFI Premier Institutional Fund and Master Institutional Portfolio/FFI Select Institutional Fund was lower than or equal to the median contractual management fee ratio paid by the pertinent Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that with respect to FFI Select Institutional Fund, BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, FFI Select Institutional Fund’s total operating expenses as a percentage of the Fund’s average daily net assets.

The Board noted that FFI Government Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s contractual management fee ratio was above the median contractual management fee ratio paid by the Fund’s Peers, the contractual management fee ratio was in the third quartile. The Board additionally noted that BlackRock has voluntarily agreed to waive advisory fees for the Fund.

The Board noted that FFI Treasury Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was above the median actual total expense ratio of its Peers, after giving effect to any expense reimbursements or fee waivers, the actual total expense ratio was in the third quartile. The Board additionally noted that BlackRock has voluntarily agreed to waive advisory fees for the Fund.

The Board also noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board further noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale, for example, in the case of FFI Government Fund and FFI Treasury Fund, through the use of revised breakpoints in the advisory fee based upon the asset level of the relevant Fund, or in the case of the Master Portfolios and Feeder Funds, through the use of breakpoints in the advisory fee rate based upon the asset level of the relevant Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholder may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Disclosure of Investment Advisory Agreement (concluded)

also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund are able to redeem their shares if they believe that the applicable Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Master LLC Agreement between the Manager and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2012. The Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Government Fund Agreement between the Manager and the Series Fund on behalf of FFI Government Fund and (ii) the Treasury Fund Agreement between the Manager and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC and the Board of the Series Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	47

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, President[1] and Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President[2] and Chief Executive Officer[3]
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

[1] President of the Trust.
[2] President of the Master LLC.
[3] Chief Executive Officer of both the Trust and the Master LLC.

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Boston Financial Data Services
Quincy, MA 02169

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
One Financial Center
Boston, MA 02111

Effective September 22, 2011, Richard S. Davis resigned as President and Director of the Trust and Director of the Master LLC, and Paul L. Audet became President and Director of the Trust and Director of the Master LLC.

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 225-1576.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 225-1576; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 225-1576 and (2) on the SEC’s website at http://www.sec.gov.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 225-1576. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#50405-10/11-SAR

Item 2 –	Code of Ethics – Not Applicable

Item 3 –	Audit Committee Financial Expert – Not Applicable

Item 4 –	Principal Accountant Fees and Services – Not Applicable

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments are included as part of the Reports to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 03, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 03, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 03, 2012